SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Significant mining properties and entities of Kinross

			As at
			December 31,	December 31,
Entity	Property/ Segment	Location	2022	2021
Subsidiaries:
Continuing Operations:
(Consolidated)
Kinross Brasil Mineração S.A.	Paracatu	Brazil	100%	100%
Compania Minera Mantos de Oro	La Coipa(a) and Lobo-Marte/Corporate and Other	Chile	100%	100%
Compania Minera Maricunga (“CMM”)	Maricunga / Corporate and Other	Chile	100%	100%
Tasiast Mauritanie Ltd. S.A.	Tasiast	Mauritania	100%	100%
KG Mining (Bald Mountain) Inc.	Bald Mountain	USA	100%	100%
Fairbanks Gold Mining, Inc.	Fort Knox	USA	100%	100%
Round Mountain Gold Corporation / KG Mining (Round Mountain) Inc.	Round Mountain	USA	100%	100%
Echo Bay Minerals Company	Kettle River - Buckhorn / Corporate and Other	USA	100%	100%
Peak Gold, LLC (“Manh Choh”)	Manh Choh / Corporate and Other	USA	70%	70%
Great Bear Resources Ltd. (“Great Bear”)(b)	Great Bear	Canada	100%	0%

Interest in joint venture:
(Equity accounted)
Sociedad Contractual Minera Puren	Puren / Corporate and Other	Chile	65%	65%
Subsidiaries:
Discontinued Operations(c):
(Consolidated)
Chirano Gold Mines Ltd.	Chirano	Ghana	—	90%
Chukotka Mining and Geological Company	Kupol	Russian Federation	—	100%
Northern Gold LLC	Dvoinoye/ Kupol	Russian Federation	—	100%
Udinsk Gold LLC	Chulbatkan / Corporate and Other	Russian Federation	—	100%

(a)	La Coipa refers to both the property and the segment.
(b)	On February 24, 2022, the Company completed the acquisition of Great Bear. See Note 6i.
(c)	On June 15, 2022, the Company announced that it had completed the sale of its Russian operations, which includes the Kupol and Dvoinoye mines and the Udinsk project (see Note 6ii). On August 10, 2022, the Company announced that it had completed the sale of its Chirano mine in Ghana (see Note 6iii).